Contract liabilities - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Contract liabilities [abstract]
Revenue to be recognized in within one year	$ 2,757	$ 2,509
Period of revenue to be recognized	1 year